Consolidated Statements of Cash Flows (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investing activities:
Cash disposed from disposal of subsidiaries	$ 111,597	$ 669,705	$ 0
Cash acquired from acquisition of subsidiaries	0	329,743	1,034,308
Cash Disposed from disposal of wireless value-added service and recorded music businesses to Shanda		$ 24,948,577